Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION
15.	SEGMENT INFORMATION

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Company has determined that there is only one reportable operating segment since the manufacturing and sales of products are viewed as an integrated business process and allocation of the resources and assessment of the performance are not separately evaluated by the Company’s CODM.

Revenues by sales channel

The Group’s revenues derived from different channels for the years ended December 31, 2021, 2022 and 2023, are as below:

	For the years ended December 31,
	2021	2022	2023
Offline sales to dealers	$53,087	$72,614	$84,894
Offline sales to ODM customers	62,736	57,970	53,972
Online sales to retail customers	25,682	11,547	11,356
	$141,505	$142,131	$150,222

Geographic information

The majority of the Group’s revenues for the years ended December 31, 2021, 2022 and 2023 was generated from Europe, North America and Others. The following table sets forth the disaggregation of revenues by geographic area:

	For the years ended December 31,
	2021	2022	2023
North America	$80,954	$76,664	$89,662
Europe	56,210	57,392	52,976
Others	4,341	8,075	7,584
Total	$141,505	$142,131	$150,222

As of December 31, 2022 and 2023, the Group’s 93.69% and 87.18% of long-lived assets, except for several right-of-use assets of overseas leasing, are located in the PRC.